Additional Financial Information - Summary of Composition of the Company's Other Assets (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Other Assets [Line Items]
Unamortized discounts on Long Term Non Interest Bearing Receivables		$ 6.2	$ 3.5
Unamortized Discounts on Contract Assets		0.3	0.5
Contract assets	$ 72.5	59.9	63.5
eOne Acquisition
Schedule Of Other Assets [Line Items]
Contract assets		14.9
LIONS GATE ENTERTAINMENT CORP [Member]
Schedule Of Other Assets [Line Items]
Unamortized discounts on Long Term Non Interest Bearing Receivables		6.2	3.5
Unamortized Discounts on Contract Assets		0.3	$ 0.5
LIONS GATE ENTERTAINMENT CORP [Member] | eOne Acquisition
Schedule Of Other Assets [Line Items]
Contract assets		$ 14.9